GOODWILL AND INTANGIBLE ASSETS - Goodwill (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 44,904	$ 41,826	$ 12,103
Additions (Note 8)	4,853	3,078	29,723
Goodwill, Ending balance	49,757	44,904	41,826
Brand Direct | Operating Segments
Goodwill [Roll Forward]
Goodwill, Beginning balance	8,616	8,616	8,616
Additions (Note 8)	4,853	0	0
Goodwill, Ending balance	13,469	8,616	8,616
Marketplace | Operating Segments
Goodwill [Roll Forward]
Goodwill, Beginning balance	32,660	32,660	2,937
Additions (Note 8)	0	0	29,723
Goodwill, Ending balance	32,660	32,660	32,660
Other | Operating Segments
Goodwill [Roll Forward]
Goodwill, Beginning balance	3,628	550	550
Additions (Note 8)	0	3,078	0
Goodwill, Ending balance	$ 3,628	$ 3,628	$ 550